Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities	12 Months Ended
Dec. 31, 2025
Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities [Abstract]
Reconciliation of loss after income tax to net cash used in operating activities

Note 30. Reconciliation of loss after income tax to net cash used in operating activities

	Consolidated
	2025	2024	2023
	$	$	$

Loss after income tax expense for the year	(23,724,950)	(8,010,358)	(4,565,754)

Adjustments for:
Depreciation and amortisation	248,980	245,859 *	273,174 *
Share-based payments	5,860,976	610,395	610,303
Net loss on fair value movement of warrants	6,823,879	4,251,756	330,209
Loss on fair value changes for exercised warrants	6,219,517	-	-
Foreign exchange differences	956,353	(221,499)*	(436,667)*
Lease interest	9,296	27,052	14,734

Change in operating assets and liabilities:
Decrease (increase) in trade and other receivables	601,175	28,353	(414,838)
Decrease (increase) in inventories	152,837	41,897	(365,039)
Increase (decrease) in trade and other payables	925,943	(186,365)	327,053
Increase (decrease) in employee benefits	33,530	(1,547)	63,812
Increase (decrease) in Government liabilities	(11,044)	7,908	426
Net cash used in operating activities	(1,903,508)	(3,206,549)	(4,162,587)

*	Reclassed